UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from May 1, 2015 to May 31, 2015

Commission File Number of issuing entity: 333-188672-02

TOYOTA AUTO RECEIVABLES 2013-B OWNER TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-188672-01

TOYOTA AUTO FINANCE RECEIVABLES LLC
(Exact name of depositor as specified in its charter)

TOYOTA MOTOR CREDIT CORPORATION
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7084314
(I.R.S. Employer Identification No.)

19851 S. Western Avenue EF 12, Torrance, California  90501
(Address, including zip code, of principal executive offices of the issuing entity)

(310) 468-7333
(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.                                                                     Yes  ☒        No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.    Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2013-B Owner Trust for the distribution period commencing on May 1, 2015 and ending on May 31, 2015 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

PART II – OTHER INFORMATION

Item 2.    Legal Proceedings.

The CFPB, together with the U.S. Department of Justice (collectively, the “Agencies”), has requested that we provide certain information about discretionary dealer compensation practices related to our purchases of auto finance contracts from dealers.  We are voluntarily cooperating with this request for information.  On November 25, 2014, we received from the Agencies a letter alleging that such practices resulted in discriminatory pricing of loans to certain borrowers in violation of fair lending laws. The Agencies informed us that they are prepared to initiate an enforcement proceeding unless we agree to a voluntary resolution satisfactory to them.  The Agencies have indicated that they are seeking monetary relief and implementation of changes to our discretionary dealer compensation practices and policies, which could adversely affect our business.  We are continuing discussions with the Agencies and intend to achieve a mutually satisfactory resolution to these matters.  However, if such resolution does not occur, we may be subject to an enforcement action.   We have also received a request for documents and information from the New York State Department of Financial Services relating to our lending practices (including fair lending), and we are fully cooperating with this request.

No other material updates.

Item 3.    Sales of Securities and Use of Proceeds.

None.

Item 4.    Defaults Upon Senior Securities.

None.

Item 5.    Submission of Matters to a Vote of Security Holders.

None.

Item 6.    Significant Obligors of Pool Assets.

Not applicable.

Item 7.    Significant Enhancement Provider Information.

Not applicable.

Item 8.    Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2013-B Owner Trust for the distribution period commencing on May 1, 2015 and ending on May 31, 2015.  Toyota Motor Credit Corporation (CIK No. 0000834071), as securitizer, most recently filed a Form ABS-15G on February 11, 2015 with respect to all asset-backed securities sponsored by it, including those securities issued by Toyota Auto Receivables 2013-B Owner Trust.

Item 9.    Exhibits.

Exhibit 99.1.	Monthly Servicer’s Certificate for the distribution period commencing on May 1, 2015 and ending on May 31, 2015.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Receivables 2013-B Owner Trust (Issuing entity)

	By:	Toyota Motor Credit Corporation.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: June 25, 2015		/s/ Chris Ballinger
Chris Ballinger
Senior Vice President and
Chief Financial Officer